UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-03343

                         SIT LARGE CAP GROWTH FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                              Kelly K. Boston, Esq.
                        3300 IDS Center, 80 S. 8th Street
                              Minneapolis, MN 55402
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

        Registrant's telephone number, including area code: 612-332-3223

             Date of fiscal year end:        June 30, 2007
             Date of reporting period:       September 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS
        -----------------------

Sit Large Cap Growth Fund, Inc.

THE FUND'S SCHEDULE OF INVESTMENTS AS OF THE DATE ON THE COVER OF THIS REPORT HAS NOT BEEN AUDITED. THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE FUND'S SHAREHOLDERS. FOR MORE INFORMATION REGARDING THE FUND AND ITS HOLDINGS, PLEASE SEE THE FUND'S MOST RECENT PROSPECTUS AND ANNUAL REPORT.

====================================================================
LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited)
====================================================================

--------------------------------------------------------------------
           QUANTITY  Name of Issuer                  MARKET VALUE (1)
--------------------------------------------------------------------
COMMON STOCKS (94.7%) (2)
     COMMERCIAL SERVICES (0.6%)
             19,900  The McGraw-Hill Companies, Inc.      1,013,109
                                                      --------------
     COMMUNICATIONS (5.5%)
             58,400  AT&T, Inc.                           2,470,904
             62,200  Crown Castle Intl. Corp. (3)         2,527,186
             27,500  NII Holdings, Inc. (3)               2,259,125
             63,700  Vodafone Group, A.D.R.               2,312,310
                                                      --------------
                                                          9,569,525
                                                      --------------
     CONSUMER NON-DURABLES (4.9%)
             27,000  Colgate-Palmolive Co.                1,925,640
             47,800  PepsiCo, Inc.                        3,501,828
             43,600  Procter & Gamble Co.                 3,066,824
                                                      --------------
                                                          8,494,292
                                                      --------------
     CONSUMER SERVICES (4.4%)
             79,650  Comcast Corp. (3)                    1,925,937
             14,500  Harrah's Entertainment, Inc.         1,260,485
             16,400  International Game Technology          706,840
             30,000  Marriott International, Inc.         1,304,100
             15,800  McDonald's Corp.                       860,626
             69,300  News Corp.                           1,523,907
                                                      --------------
                                                          7,581,895
                                                      --------------
     ELECTRONIC TECHNOLOGY (11.7%)
             49,500  Analog Devices, Inc.                 1,789,920
              9,200  Apple Computer, Inc. (3)             1,412,568
            126,700  Cisco Systems, Inc. (3)              4,195,037
             76,500  EMC Corp. (3)                        1,591,200
             61,900  Hewlett-Packard Co.                  3,082,001
             92,700  Intel Corp.                          2,397,222
             75,900  Nokia Corp., A.D.R.                  2,878,887
             35,000  Qualcomm, Inc.                       1,479,100
             43,500  Texas Instruments, Inc.              1,591,665
                                                      --------------
                                                         20,417,600
                                                      --------------
     ENERGY MINERALS (7.6%)
             21,100  Murphy Oil Corp.                     1,474,679
             36,800  Occidental Petroleum Corp.           2,358,144
             51,500  Southwestern Energy Co. (3)          2,155,275
             15,400  Suncor Energy, Inc.                  1,460,074
             27,200  Ultra Petroleum Corp. (3)            1,687,488
             25,400  Valero Energy Corp.                  1,706,372
             37,366  XTO Energy, Inc.                     2,310,714
                                                      --------------
                                                         13,152,746
                                                      --------------
     FINANCE (11.7%)
             24,400  American Express Co.                 1,448,628
             32,862  American International Group, Inc.   2,223,114
             49,900  Bank of New York Mellon Corp.        2,202,586
             44,600  Citigroup, Inc.                      2,081,482
              3,900  CME Group, Inc.                      2,290,665
             20,500  Franklin Resources, Inc.             2,613,750
             26,400  J.P. Morgan Chase & Co.              1,209,648
             25,200  Lincoln National Corp.               1,662,444
             12,900  Prudential Financial, Inc.           1,258,782
              8,100  The Goldman Sachs Group, Inc.        1,755,594
             44,200  Wells Fargo & Co.                    1,574,404
                                                      --------------
                                                         20,321,097
                                                      --------------
     HEALTH SERVICES (2.4%)
             20,400  Medco Health Solutions, Inc. (3)     1,843,956
             22,700  UnitedHealth Group, Inc.             1,099,361
             15,600  WellPoint, Inc. (3)                  1,231,152
                                                      --------------
                                                          4,174,469
                                                      --------------
     HEALTH TECHNOLOGY (11.1%)
             50,300  Abbott Laboratories                  2,697,086
             36,000  Celgene Corp. (3)                    2,567,160
             44,600  Genentech, Inc. (3)                  3,479,692
             25,300  Genzyme Corp. (3)                    1,567,588
             53,700  Gilead Sciences, Inc. (3)            2,194,719
             21,150  Johnson & Johnson                    1,389,555
             30,400  Medtronic, Inc.                      1,714,864

====================================================================
LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited)
====================================================================

--------------------------------------------------------------------
           QUANTITY  Name of Issuer                  MARKET VALUE (1)
--------------------------------------------------------------------
             14,800  Merck & Co., Inc.                      765,012
             41,100  Thermo Fisher Scientific, Inc. (3)   2,372,292
              6,500  Zimmer Holdings, Inc. (3)              526,435
                                                      --------------
                                                         19,274,403
                                                      --------------
     INDUSTRIAL SERVICES (4.5%)
             34,400  McDermott International, Inc. (3)    1,860,352
             50,600  Noble Corp.                          2,481,930
             32,400  Schlumberger, Ltd.                   3,402,000
                                                      --------------
                                                          7,744,282
                                                      --------------
     NON-ENERGY MINERALS (0.8%)
             13,350  Allegheny Technologies, Inc.         1,467,833
                                                      --------------

     PROCESS INDUSTRIES (3.8%)
             24,500  Air Products and Chemicals, Inc.     2,395,120
             39,600  Monsanto Co.                         3,395,304
              5,800  National-Oilwell Varco, Inc. (3)       838,100
                                                      --------------
                                                          6,628,524
                                                      --------------
     PRODUCER MANUFACTURING (10.6%)
             93,500  ABB, Ltd., A.D.R.                    2,452,505
             12,900  Caterpillar, Inc.                    1,011,747
             10,600  Deere & Co.                          1,573,252
             39,200  Emerson Electronic Co.               2,086,224
             20,400  General Dynamics Corp.               1,723,188
             97,800  General Electric Co.                 4,048,920
             23,500  ITT Corp.                            1,596,355
             18,900  The Boeing Co.                       1,984,311
             24,800  United Technologies Corp.            1,995,904
                                                      --------------
                                                         18,472,406
                                                      --------------
     RETAIL TRADE (3.7%)
             61,000  CVS Corp.                            2,417,430
             14,500  J.C. Penney Co., Inc.                  918,865
             17,800  Lowe's Companies, Inc.                 498,756
             39,800  Target Corp.                         2,530,086
                                                      --------------
                                                          6,365,137
                                                      --------------
     TECHNOLOGY SERVICES (8.8%)
             46,500  Accenture, Ltd.                      1,871,625
             48,400  Adobe Systems, Inc. (3)              2,113,144
             34,400  Automatic Data Processing, Inc.      1,579,992
              4,700  Google, Inc. (3)                     2,666,169
            117,100  Microsoft Corp.                      3,449,766
             78,800  Oracle Corp. (3)                     1,706,020
             32,200  SAP AG                               1,889,174
                                                      --------------
                                                         15,275,890
                                                      --------------
     TRANSPORTATION (1.2%)
             14,800  Burlington Northern Sante Fe Corp.   1,201,316
             36,800  UTI Worldwide, Inc.                    845,664
                                                      --------------
                                                          2,046,980
                                                      --------------
     UTILITIES (1.4%)
             46,400  Equitable Research, Inc.             2,406,768
                                                      --------------

Total common stocks                                     164,406,956
       (cost: $129,041,949)                           --------------

SHORT-TERM SECURITIES (10.7%) (2)
         18,571,000  Sit Money Market Fund, 4.70% (4)    18,571,000
       (cost: $18,571,000)                            --------------


Total investments in securities
       (cost: $147,612,949)                            $182,977,956
                                                      ==============

Other Assets and Liabilities, Net [-5.4%]                (9,369,228)

                                                      --------------
Total Net Assets                                       $173,608,728
                                                      ==============


                                                      --------------
Aggregate Cost                                          147,612,949
                                                      --------------

Gross Unrealized Appreciation                            36,593,172
Gross Unrealized Depreciation                            (1,228,165)
                                                      --------------
Net Unrealized Appreciation(Depreciation)                35,365,007
                                                      ==============

Notes To Schedule of Investments
--------------------------------

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2) Percentage figures indicate percentage of total net assets.
(3) Presently non-income producing securities.
(4) This security represents an investment in an affiliated party.

ITEM 2. CONTROLS AND PROCEDURES
        -----------------------

(a) The Vice President and Treasurer and the Chairman have concluded that the Sit Large Cap Growth Fund's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS
        --------

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Large Cap Growth Fund, Inc.

By:      /s/Paul E. Rasmussen
         -----------------------------
         Paul Rasmussen
         Vice President and Treasurer

Date:    November 16, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/Paul E. Rasmussen
         -----------------------------
         Paul Rasmussen
         Vice President and Treasurer

Date:    November 16, 2007


By:      /s/Eugene C. Sit
         -----------------------------
         Eugene C. Sit
         Chairman

Date:    November 16, 2007